Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
LEASE LIABILITIES
Schedule of lease liabilities

	12-31-2021		12-31-2020
Lease liability	Current ThCh$	Non-Current ThCh$	Current ThCh$	Non-Current ThCh$
Lease liability	11,105,018	148,557,059	7,007,711	44,857,807
Total	11,105,018	148,557,059	7,007,711	44,857,807

Schedule of individualization of lease liabilities

									12-31-2021									12-31-2020
									Current			Non-Current ThCh$
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A	Chile	US$	6.50%	Monthly	776,668	2,404,736	3,181,404	5,992,962	—	—	—	—	5,992,962	613,801	1,900,462	2,514,263	2,677,690	5,044,096	—	—	—	7,721,786
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	4,933	15,092	20,025	20,485	20,906	21,337	21,775	184,656	269,159	4,631	13,872	18,503	18,828	19,215	19,610	20,014	193,632	271,299
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	16,794	28,366	45,160	38,515	39,320	40,142	40,982	368,423	527,382	13,012	26,063	39,075	35,386	36,127	36,882	37,654	384,022	530,071
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1.07%	Biannual	1,847	—	1,847	—	—	—	—	—	—	1,163	578	1,741	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual LTDA.	Chile	UF	1.91%	Annual	1,285	—	1,285	636	—	—	—	—	636	1,205	—	1,205	588	597	—	—	—	1,185
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,460	—	144,460	—	—	—	—	—	—	144,460	—	144,460	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	10,176	—	10,176	—	—	—	—	—	—	9,546	—	9,546	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	8.992.234-8	Roberto Guzman Borquez	Chile	CLP	1.37%	Monthly	371	1,114	1,485	1,377	—	—	—	—	1,377	367	1,099	1,466	1,483	1,377	—	—	—	2,860
91.081.000-6	Enel Generación Chile S.A.	Chile	19.048.130-1	Yaritza Alexandra Bernal	Chile	UF	1.37%	Monthly	409	1,232	1,641	1,525	—	—	—	—	1,525	379	1,140	1,519	1,538	1,431	—	—	—	2,969
91.081.000-6	Enel Generación Chile S.A.	Chile	71.024.400-6	Corporación Comunidades V.	Chile	CLP	1.07%	Monthly	—	—	—	—	—	—	—	—	—	1,034	3,005	4,039	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	INMOBILIARIA EL ROBLE S.A.	Chile	UF	1.41%	Monthly	5,097	—	5,097	—	—	—	—	—	—	19,023	38,171	57,194	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	MUTUAL DE SEGUROS DE CHILE	Chile	UF	1.91%	Monthly	23,270	51,474	74,744	69,779	71,113	72,470	61,449	—	274,811	21,619	47,378	68,997	64,225	65,453	66,704	67,977	57,639	321,998
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	CAPITAL INVESTI	Chile	UF	1.91%	Monthly	19,090	42,080	61,170	57,044	58,134	59,244	50,235	—	224,657	17,765	38,732	56,497	52,505	53,508	54,530	55,571	47,121	263,235
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	BCYCLE LATAM S.P.A	Chile	CLP	6.24%	Annual	79,717	—	79,717	17,719	18,825	—	—	—	36,544	60,000	—	60,000	16,679	17,719	18,825	—	—	53,223
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	RENTAS INMOBILIARIAS AMANECER S.A.	Chile	UF	1.56%	Monthly	5,013	4,754	9,767	—	—	—	—	—	—	4,563	39,724	44,287	17,803	—	—	—	—	17,803
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A	Chile	US$	5.99%	Annual	—	234,086	234,086	70,479	74,698	79,169	83,908	735,553	1,043,807	—	327,074	327,074	111,940	118,640	125,742	133,269	1,249,650	1,739,241
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	1.08%	Monthly	457,380	285,436	742,816	31,728	—	—	—	—	31,728	191,038	272,511	463,549	356,941	29,760	—	—	—	386,701
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	INVERSIONES DON ISSA LTDA	Chile	UF	1.77%	Monthly	98,029	115,211	213,240	109,492	77,991	32,930	—	—	220,413	41,407	106,769	148,176	143,774	102,703	73,155	30,888	—	350,520
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	INMOBILIARIA NIALEM SA	Chile	UF	0.40%	Monthly	45,910	137,991	183,901	184,630	185,366	46,457	—	—	416,453	42,897	128,922	171,819	172,496	173,183	173,873	43,576	—	563,128
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	INMOBILIARIA MIXTO RENTA SPA	Chile	UF	0.10%	Monthly	9,607	—	9,607	—	—	—	—	—	—	27,018	81,066	108,084	9,011	—	—	—	—	9,011
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	3.16%	Annual	1,642,921	1,941,762	3,584,683	2,866,968	2,914,858	2,964,390	3,015,619	107,161,591	118,923,426	546,737	430,871	977,608	711,487	735,784	761,006	787,190	15,513,561	18,509,028
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	250,639	—	250,639	77,502	79,471	81,490	83,561	1,419,297	1,741,321	109,911	—	109,911	70,851	72,651	74,497	76,389	1,408,792	1,703,180
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	16,532	—	16,532	7,259	7,618	7,994	8,389	198,038	229,298	266,597	—	266,597	6,483	6,804	7,140	7,493	193,507	221,427
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	21,470	—	21,470	9,572	10,045	10,542	11,063	242,741	283,963	51,923	—	51,923	8,550	8,973	9,416	9,882	237,592	274,413
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	74,019	—	74,019	15,602	16,374	17,183	18,033	369,450	436,642	33,522	—	33,522	13,937	14,626	15,349	16,108	363,230	423,250
76.412.562-2	Enel Green Power Chile S.A.	Chile	7.256.021-3	Alicia Freire Hermosilla	Chile	UF	4.31%	Annual	—	—	—	—	—	—	—	—	—	97,512	—	97,512	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	33,913	—	33,913	15,602	16,374	17,183	18,033	369,450	436,642	22,346	—	22,346	13,937	14,626	15,349	16,108	363,230	423,250
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	16,954	—	16,954	7,434	7,801	8,187	8,592	186,308	218,322	8,966	—	8,966	6,640	6,968	7,313	7,674	183,027	211,622
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	107,386	—	107,386	47,172	49,504	51,952	54,521	1,231,819	1,434,968	66,597	—	66,597	42,137	44,221	46,407	48,701	1,205,826	1,387,292
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	—	1,050,760	1,050,760	209,159	219,656	230,680	242,258	2,431,078	3,332,831	—	596,278	596,278	181,888	191,016	200,603	210,671	2,441,450	3,225,628
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	85,721	21,033	106,754	43,211	44,784	46,414	48,103	1,207,776	1,390,288	32,757	19,025	51,782	39,084	40,507	41,981	43,509	1,177,273	1,342,354
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	—	76,729	76,729	40,483	41,673	42,898	44,159	1,023,505	1,192,718	—	101,743	101,743	36,866	37,949	39,065	40,213	963,970	1,118,063
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	—	68,355	68,355	32,670	33,460	34,268	35,097	1,862,245	1,997,740	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones e Inmobiliaria Itraque S.A.	Chile	UF	5.35%	Annual	—	—	—	4,363	4,363	4,363	4,363	104,715	122,167	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.152.312-0	Sociedad Agricola El Futuro Huerto Limitada	Chile	UF	4.35%	Annual	—	—	—	104,970	104,970	104,970	104,970	2,414,316	2,834,196	—	—	—	—	—	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	427,121	—	427,121	250,397	261,940	274,015	286,647	2,823,778	3,896,777	374,657	—	374,657	218,600	228,677	239,219	250,247	2,840,625	3,777,368
76.536.353-5	Enel Chile S.A.	Chile	96.565.580-8	COMPAÑIA DE LEASING TATTERSALL S A.	Chile	UF	0.10%	Monthly	4,339	4,338	8,677	498	—	—	—	—	498	2,710	4,065	6,775	5,426	476	—	—	—	5,902
77.282.311-8	Enel Transmisión Chile S.A.	Chile	61.219.000-3	EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A	Chile	US$	5.99%	Annual	—	239,398	239,398	70,479	74,698	79,169	83,908	735,554	1,043,808	—	—	—	—	—	—	—	—	—
							Total Leasing		4,381,071	6,723,947	11,105,018	10,399,712	4,433,942	4,327,447	4,325,665	125,070,293	148,557,059	2,829,163	4,178,548	7,007,711	5,036,773	7,067,087	2,026,666	1,903,134	28,824,147	44,857,807

Summary of estimation of undiscounted debt cash flows

			Current			Non-Current						Current			Non-Current
			Maturity		Total Current	Maturity					Total Non-Current	Maturity		Total Current	Maturity					Total Non-Current
Country	Currency	Nominal Interest Rate	One to Three Months	Three to twelve months	as of 12-31-2021	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2021	One to Three Months	Three to twelve months	as of 12-31-2020	One to two years	Two to Three Years	Three to Four Years	Four to Five Years	More than Five Years	as of 12-31-2020
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	6.16%	930,191	3,228,385	4,158,576	6,452,784	281,183	270,895	260,606	1,714,465	8,979,933	805,609	2,544,526	3,350,135	3,343,654	5,400,991	227,622	219,295	1,598,935	10,790,497
Chile	EUR	4.82%	418,674	—	418,674	660,889	638,249	615,610	592,971	2,145,489	4,653,208	427,451	—	427,451	582,405	563,152	543,900	524,648	2,334,458	4,548,563
Chile	UF	2.68%	3,269,537	5,810,978	9,080,515	9,570,650	9,401,180	9,063,780	8,792,850	189,317,356	226,145,816	2,058,130	2,175,978	4,234,108	3,289,984	2,954,856	2,808,037	2,598,818	30,660,789	42,312,484
Chile	CLP	2.89%	74,988	1,142	76,130	22,841	20,252	—	—	—	43,093	24,156	—	24,156	20,234	19,173	18,112	—	—	57,519
Totals			4,693,390	9,040,505	13,733,895	16,707,164	10,340,864	9,950,285	9,646,427	193,177,310	239,822,050	3,315,346	4,720,504	8,035,850	7,236,277	8,938,172	3,597,671	3,342,761	34,594,182	57,709,063